BALANCE SHEET - USD ($)	May 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 2,047,567	$ 1,980	$ 37,778
Accounts receivable, net of allowance of $0 at 12/31/2020 and 12/31/2019, respectively		445	8,620
Inventories, net	198,025	68,142	239,616
Other assets	2,400	2,400	2,700
Total current assets	2,247,992	72,967	288,714
PROPERTY AND EQUIPMENT, NET	97,548	99,355
DEPOSIT FOR INVESTMENT IN D.S RAIDER LLC	500,000
TOTAL ASSETS	2,845,540	172,322	288,714
CURRENT LIABILITIES:
Accounts payable - trade	37,657	22,769	158,716
Accounts payable - related parties	137,700	137,700
Accrued expenses			3,641
Notes payable - current portion	2,906,273	274,195
Deferred revenues	250,818	21,075
Total current liabilities	3,332,448	455,739	162,357
LONG TERM PORTION OF NOTE PAYABLE	30,574	30,574
COMMITMENTS AND CONTINGENCIES (Note __)
STOCKHOLDERS' EQUITY/ (DEFICIT)
Additional paid in capital
Advances by founders.net	394,988	416,000	482,172
Accumulated deficit	(912,571)	(730,093)	(355,915)
Total stockholders' (deficit) equity /	(517,482)	(313,992)	126,357
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	2,845,540	172,322	288,714
Class A Voting [Member]
STOCKHOLDERS' EQUITY/ (DEFICIT)
Common stock value	100	100	100
Total stockholders' (deficit) equity /	100	100	100
Class B Non-Voting [Member]
STOCKHOLDERS' EQUITY/ (DEFICIT)
Common stock value	1	1
Total stockholders' (deficit) equity /	$ 1	$ 1